Note 3 - Acquisitions (Details) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	8 Months Ended		1 Months Ended	8 Months Ended		1 Months Ended	8 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Apr. 30, 2014 Nanjing [Member] CNY	Dec. 31, 2014 Nanjing [Member] CNY	May 01, 2014 Nanjing [Member] CNY	Apr. 30, 2014 Wenzhou [Member] CNY	Dec. 31, 2014 Wenzhou [Member] CNY	May 01, 2014 Wenzhou [Member] CNY	Apr. 30, 2014 Jiaxing [Member] CNY	Dec. 31, 2014 Jiaxing [Member] CNY	May 01, 2014 Jiaxing [Member] CNY	May 01, 2014 P and C Segment [Member] CNY
Note 3 - Acquisitions (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%			100.00%			70.00%	100.00%
Payments to Acquire Businesses, Gross				27,000			16,000			21,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage										30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value										9,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain										8,812
Business Combination, Contingent Consideration, Liability						0			0			0
Goodwill	21,512	133,474	78,553	23,850			10,209			20,862			54,921
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years 109 days	6 years 109 days
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual					19,060			11,902			22,136
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual					2,323			1,151			619